Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Current Fiscal Year End Date	--11-30
Entity Registrant Name	M2I GLOBAL, INC.
Entity Central Index Key	0001753373
Entity Tax Identification Number	37-1904036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	S. Carson St., P.O. Box #40
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	357
Local Phone Number	25057246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false